Equity Incentive Plan - Schedule of RSUs Activity Under 2019 Plan (Detail) - 2019 Plan [Member] - Restricted Stock Units [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	1,290,432
Granted	434,538	1,402,312
Vested	(103,622)
Forfeited	(97,835)	(111,880)
Ending balance	1,523,513	1,290,432